GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

The changes in the carrying amount of our goodwill for the years ended December 31, 2012, 2011 and 2010 are as follows:

RMB
Balance as of January 1, 2010
Goodwill	201,122
Accumulated impairment losses	(4,264)
196,858
Impairment loss of Long Rise (note 7(c))	(21,422)
Balance as of December 31, 2010
Goodwill	201,122
Accumulated impairment losses	(25,686)
175,436
Acquisition of MDC (note 7(b))	61,509
Impairment loss (note 8(c))	(236,945)
Balance as of December 31, 2011 and 2012
Goodwill	262,631
Accumulated impairment losses	(262,631)
Balance as of December 31, 2012	—

Schedule of Impaired Intangible Assets [Table Text Block]

As of December 31, 2012 and 2011, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2012
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	103,653	85,606
Supplier relationships	8,876	11.5	2,766	6,110
Proprietary technology	17,542	3 to 6.5	14,051	3,491
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	48,337	33,603
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		176,563	128,810
Total (in USD)	49,016		28,341	20,675

	As of December 31, 2011
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	89,286	99,973
Supplier relationships	8,876	11.5	1,994	6,882
Proprietary technology	17,542	3 to 6.5	12,868	4,674
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	39,364	42,576
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		151,268	154,105